State Street Corporation

One Congress Street

Boston, MA 02114

November 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Short Term Investment Fund for Puerto Residents, Inc. (the “Registrant”)
Securities Act File No. 333-259157, Investment Company Act File No. 811-23673
Post Effective Amendment Nos. 11 and 14

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and the Statement of Additional Information dated October 28, 2026 for the Short Term Investment Fund for Puerto Rico Residents, Inc., do not differ from that contained in Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2026 (Accession # 0001193125-26-436090).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	L. Loyola
O. Meacham